Acquisitions (Pro Forma Results Of Operations Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenues	$ 56,517,000,000	$ 50,473,000,000	$ 40,398
Net income	1,098,000,000	252,000,000	868
Net income attributable to partners	$ 607,000,000	$ 133,000,000	$ 866
Basic net income (loss) per Limited Partner unit	$ 1.12	$ 0.24	$ 1.55
Diluted net income (loss) per Limited Partner unit	$ 1.11	$ 0.24	$ 1.55